Other Expense/ Income	12 Months Ended
Dec. 31, 2013
Other Expense/ Income
11	OTHER INCOME

In December 2012, the Company completed the sales of eight drugstores and related assets of Wenzhou Nepstar to Wenzhou Buyi Pharmacy Co., Ltd. (“Buyi”) for a total cash consideration of RMB2,200. A gain of RMB1,480 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carrying amount of these assets at the time of completion of the sales.